Interest Rate Swap - Additional Information (Details)		1 Months Ended				12 Months Ended
	Apr. 25, 2021 USD ($)	Mar. 31, 2020 USD ($) Agreements	Jul. 31, 2019 USD ($)	May 31, 2019 USD ($)	Jun. 30, 2018 USD ($) Agreements	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
Derivatives Fair Value [Line Items]
Fair Value of Asset						$ 9,157,000
Fair Value of Liability							$ 13,807,000	$ 19,943,000
Number of interest rate swap agreements | Agreements		2			2
June 2018 Interest Rate Swap
Derivatives Fair Value [Line Items]
Derivative, notional amount	$ 50,000,000.0		$ 50,000,000.0				$ 0	$ 50,000,000
Derivative, fixed interest rate			2.34%				2.34%	2.34%
Fair Value of Liability							$ 0	$ 6,513,000
Derivative termination month and year			2026-07				2025-06	2025-06
June 2018 Interest Rate Swap | 2019 Loan And Security Agreement
Derivatives Fair Value [Line Items]
Derivative, notional amount			$ 20,000,000.0
Derivative, fixed interest rate			2.99%
April 2021 Interest Rate Swap
Derivatives Fair Value [Line Items]
Derivative, notional amount	$ 75,000,000					$ 75,000,000.0	$ 75,000,000.0	$ 0
Derivative, fixed interest rate	2.32%					2.32%	2.32%	2.32%
Fair Value of Asset						$ 2,046,000
Fair Value of Liability							$ 6,231,000	$ 0
Derivative termination month and year	2028-06					2028-06	2028-06	2028-06
March 2020 Interest Rate Swap One
Derivatives Fair Value [Line Items]
Derivative, notional amount		$ 28,800,000				$ 28,800,000	$ 28,800,000	$ 28,800,000
Derivative, fixed interest rate		0.77%				0.78%	0.78%	0.78%
Fair Value of Asset						$ 2,282,000
Fair Value of Liability							$ 191,000	$ 817,000
Derivative termination month and year		2026-07				2026-07	2026-07	2026-07
March 2020 Interest Rate Swap Two
Derivatives Fair Value [Line Items]
Derivative, notional amount		$ 46,800,000				$ 46,800,000	$ 46,800,000	$ 46,800,000
Derivative, fixed interest rate		0.71%				0.71%	0.71%	0.71%
Fair Value of Asset						$ 2,748,000
Fair Value of Liability							$ 280,000	$ 1,089,000
Derivative termination month and year		2025-03				2025-03	2025-03	2025-03
May 2019 Interest Rate Swap
Derivatives Fair Value [Line Items]
Derivative, notional amount				$ 50,000,000.0		$ 50,000,000	$ 50,000,000	$ 50,000,000
Derivative, fixed interest rate				2.25%		2.25%	2.25%	2.25%
Fair Value of Asset						$ 1,110,000
Fair Value of Liability							$ 3,406,000	$ 5,568,000
Derivative termination month and year				2026-05		2026-05	2026-05	2026-05
June 2018 Interest Rate Swap One
Derivatives Fair Value [Line Items]
Derivative, notional amount					$ 50,000,000.0		$ 50,000,000.0	$ 50,000,000.0
Derivative, fixed interest rate					2.92%
Fair Value of Liability							0	6,500,000
Derivative termination month and year					2025-06
June 2018 Interest Rate Swap Two
Derivatives Fair Value [Line Items]
Derivative, notional amount					$ 20,000,000.0			20,000,000.0
Derivative, fixed interest rate					2.99%
Fair Value of Liability								1,500,000
Derivative termination month and year					2025-06
June 2018 Interest Rate Swap Two | 2019 Loan And Security Agreement
Derivatives Fair Value [Line Items]
Derivative, notional amount					$ 20,000,000.0
July 2019 Interest Rate Swap
Derivatives Fair Value [Line Items]
Derivative, notional amount						$ 50,000,000	$ 50,000,000	$ 50,000,000
Derivative, fixed interest rate						2.34%	2.34%	2.34%
Fair Value of Asset						$ 971,000
Fair Value of Liability							$ 3,699,000	$ 5,956,000
Derivative termination month and year						2026-07	2026-07	2026-07